COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Minimum payment upon cancellation of cancelable operating lease agreements	$ 6
Restricted long term bank deposit	$ 678
Term of capital lease agreement	3 years
Building [Member]
Operating leases expense	$ 375	$ 301
Vehicles [Member]
Operating leases expense	20	22
Rimonim Consortium [Member]
Other Commitments [Line Items]
Grants or advance received from OCS	43
Magneton Project [Member]
Other Commitments [Line Items]
Grants or advance received from OCS		$ 76
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	540
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	434
Maintenance fees/royalties, noncurrent	217
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	165
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	267
Maintenance fees/royalties, noncurrent	109
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	405
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	270
Bird Royalty Bearing Program [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	$ 5